787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:                             Credit Suisse Opportunity Funds
                                                Post-Effective Amendment No. 72
                                                Securities Act File No. 33-92982; Investment Company Act File No. 811-9054

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), on behalf of Credit Suisse Opportunity Funds (the “Trust”), the undersigned hereby certifies that:

(1)         the forms of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act for each of Credit Suisse Floating Rate High Income Fund, Credit Suisse Strategic Income Fund, Credit Suisse Managed Futures Strategy Fund, Credit Suisse Multialternative Strategy Fund and Credit Suisse Emerging Markets Equity Fund, each a series of the Trust, would not have differed from those contained in Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A (the “Amendment”); and

(2)         the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2017 and became effective on February 28, 2017.

If you have any questions regarding this certification, please contact me at (212) 728-8992.

Sincerely,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

cc:                                Lou Anne McInnis, Esq.

Rose F. DiMartino, Esq.

Elliot J. Gluck, Esq.

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